Supplement dated September 28, 2016

to the Prospectuses dated May 1, 2016, as supplemented, for the following Funds:

Funds

  COLUMBIA ACORN TRUST

  Columbia Acorn® Fund

  Columbia Acorn International®

  Columbia Acorn USA®

  Columbia Acorn International SelectSM

  Columbia Acorn SelectSM

  Columbia Thermostat FundSM

  Columbia Acorn Emerging Markets FundSM

  Columbia Acorn European FundSM

The Prospectuses for the Funds are hereby supplemented, effective immediately, by replacing the second “FUNDamentals” box that appears in the Buying, Selling and Exchanging Shares — Share Price Determination section of the Prospectuses with the following:

FUNDamentals

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at (i) the scheduled close of the NYSE for such day (usually 4:00 p.m. Eastern Time or such other time as the NYSE may schedule), (ii) the scheduled close of the NYSE (usually 4:00 p.m. Eastern Time) on any business day on which the NYSE has an unscheduled close or intraday trading halt or other disruption, regardless of the time of such unscheduled close, halt or disruption or whether trading resumes, or (iii) such other time as the Board may from time to time determine. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Shareholders should retain this Supplement for future reference.

SUP000_00_038_(09/16)

Supplement dated September 28, 2016

to the Statement of Additional Information (“SAI”) dated May 1, 2016,

as supplemented, for the following Funds:

Funds

  COLUMBIA ACORN TRUST

  Columbia Acorn® Fund

  Columbia Acorn International®

  Columbia Acorn USA®

  Columbia Acorn International SelectSM

  Columbia Acorn SelectSM

  Columbia Thermostat FundSM

  Columbia Acorn Emerging Markets FundSM

  Columbia Acorn European FundSM

The SAI for the Funds is hereby supplemented, effective immediately, as follows:

1.	The following is added as a new second paragraph under the heading “Purchase and Redemption” that appears in the section entitled “Purchase, Redemption and Pricing of Shares”:

Purchases of shares of the Funds may be effected on a “business day,” as defined below in Purchase, Redemption and Pricing of Shares — Offering Price. The Trust, the Distributor and the Transfer Agent reserve the right to reject any purchase order. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares of the Funds that are received by the Distributor or the Transfer Agent before the end of the business day (typically 4:00 p.m. Eastern Time) are priced according to the net asset value (NAV) determined on that day but are not executed until 4:00 p.m. Eastern Time on the business day on which immediately available funds in payment of the purchase price are received by the Custodian.

2.	The first paragraph that appears under the heading “Offering Price” in the section entitled “Purchase, Redemption and Pricing of Shares” is deleted and replaced with the following:

Each Fund determines its NAV per share for each class, which is calculated separately, at the end of each business day. A “business day” is any day that the New York Stock Exchange (NYSE) is open. Each business day ends at (i) the scheduled close of the NYSE for such day (usually 4:00 p.m. Eastern Time or such other time as the NYSE may schedule), (ii) the scheduled close of the NYSE (usually 4:00 p.m. Eastern Time) on any day on which the NYSE has an unscheduled close or intraday trading halt or other disruption, regardless of the time of such unscheduled close, halt or disruption or whether trading resumes, or (iii) such other time as the Board may from time to time determine. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4:00 p.m. Eastern Time.

Shareholders should retain this Supplement for future reference.

SUP900_00_010_(09/16)